Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components Included in Loss Before Taxes
For financial reporting purposes, loss before taxes includes the following components:

Year ended December 31,	2024	2023
Canadian	$(25,501,790)	$(28,810,717)
Foreign	(240,895)	(118,866)

Total	$(25,742,685)	$(28,929,583)

Schedule of Income Tax Expense
The income tax expense consists of the following:

Year ended December 31,	2024	2023
Canadian
Current	$—	$—
Deferred	$—	$—

	$—	$—
Foreign
Current	$1,804	$36,423
Deferred	$—	$—

	$1,804	$36,423
Total
Current	$1,804	$36,423
Deferred	$—	$—

	$1,804	$36,423

Schedule of Components of Income Tax Expense Benefit

Year ended December 31,	2024	2023
Loss before taxes	$(25,742,685)	$(28,929,583)
Statutory Canadian corporate tax rate	27%	27%

Expected tax recovery at statutory rates	(6,950,525)	(7,810,987)
Change in unrecognized deferred tax assets	4,653,840	9,523,404
Non-deductible share-based payments	874,812	381,285
Other items not deductible for tax purposes and other	(268,273)	242,460
Adjustments related to prior years	(956,732)	(624,973)
Share issue costs	(659,822)	(290,289)
Foreign exchange arising on translation to reporting currency	3,308,504	(1,384,477)

Income tax expense	$1,804	$36,423

Schedule of Components of Company's Net Deferred Income Tax Assets
Deferred income tax assets and liabilities result from the temporary differences between the amount of assets and liabilities recognized for financial statement and income tax purposes. The significant components of the Company’s net deferred income tax assets are as follows:

	December 31, 2024	December 31, 2023
Convertible debt	$—	$733,756
Depreciable assets	2,680,667	3,092,163
Lease obligation	1,306	4,925
Non-capital losses	22,217,470	18,348,349
Share issue costs Scientific research and experimental development pool	932,557 3,131,664	728,046 2,093,085
Tax credits - Federal Tax credits - Provincial	1,664,384 680,589	1,058,417 488,417
Other	14,206	121,846
Less: valuation allowance	(31,322,843)	(26,669,004)

Net deferred income tax assets	$—	$—

Schedule of Non Capital Losses Carry Forward Future Years	the
non-capital
losses in each jurisdiction will expire as follows (all amounts expressed in USD):

Expiry date	Non-capital losses– Canada	Non-capital losses – US	Non-capital losses – Australia
2031	$258,504	$—	$—
2032	529,083	322,050	—
2033	2,281,023	1,111,122	—
2034	2,698,268	160,000	—
2035	2,266,948	160,000	—
2036	3,490,580	160,048	—
2037 2038	6,704,838 3,928,374	160,000 —	— —
2039	1,547,689	—	—
2040	132,460	—	—
2041	8,414,520	—	—
2042	11,796,725	—	—
2043	16,163,548	—	—
2044	20,184,338	—	—
Unlimited	—	131,667	157,604

	$80,396,898	$2,204,887	$157,604